Note 1 - Nature of the Business and Basis of Preparation (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended
	Mar. 14, 2017	Sep. 30, 2017	Sep. 30, 2016
Shares Issued, Price Per Share	$ 20
Proceeds from Issuance of Common Stock		$ 50,505	$ 15,250
IPO [Member]
Stock Issued During Period, Shares, New Issues	174,286
Shares Issued, Price Per Share	$ 20
Proceeds from Issuance of Common Stock	$ 47,184
Private Placement [Member]
Stock Issued During Period, Shares, New Issues	2,541,048
Private Placement [Member] | Nereus Trust [Member]
Stock Issued in Lieu of Royalty Payments	2,112,963